Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized	[1]	20,000,000	20,000,000
Ordinary shares, shares issued	[1]	885,033	852,088
Ordinary shares, shares outstanding	[1]	885,033	852,088
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized	[1]	23,000,000	23,000,000
Ordinary shares, shares issued	[1]	297,885	297,885
Ordinary shares, shares outstanding	[1]	297,885	297,885

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.